SIGNIFICANT TRANSACTIONS - Significant Transactions in 2021 (Details) ₽ in Millions, $ / mHz in Millions, $ in Millions, ৳ in Billions						1 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($)	Sep. 05, 2021 USD ($)	Sep. 05, 2021 RUB (₽)	Jul. 19, 2021 USD ($)	Jul. 22, 2019 USD ($) numberOfMegahertz $ / mHz	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) tower extensionOption	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) numberOfMegahertz	Mar. 31, 2021 BDT (৳) numberOfMegahertz	May 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 21, 2019
Investments in subsidiaries
Goodwill							$ 1,542	$ 2,682					$ 3,959
Right-of-use assets							$ 1,833	1,734					$ 1,985
Lease, Renewal Options | extensionOption							10
Trade receivables (including contract assets)							$ 185	395
Additions							$ 710	267
Long Term Lease Agreement N T C | National Tower Company J C S N T C
Investments in subsidiaries
Number of towers | tower							15,400
Increase Decrease In Number Of Towers Leased | tower							5,000
Licences [member]
Investments in subsidiaries
Additions				$ 384			$ 384
Service cost liability				65
At amortized cost
Investments in subsidiaries
Trade receivables (including contract assets)							148	364
At amortized cost | Security deposits and cash collateral
Investments in subsidiaries
Trade receivables (including contract assets)							$ 49	$ 325
PTA License Renewal
Investments in subsidiaries
License renewal assessment, tax percentage					13.00%
PTA License Renewal | At amortized cost | Security deposits and cash collateral
Investments in subsidiaries
Trade receivables (including contract assets)				$ 326					$ 225			$ 57
Initial License Payment Percentage														50.00%
PTA License Renewal | 900 MHz Spectrum
Investments in subsidiaries
License renewal assessment, amount per spectrum block | $ / mHz					40
Frequency bands | numberOfMegahertz					900
License renewal assessment, total amount					$ 450
PTA License Renewal | 1800 MHz spectrum
Investments in subsidiaries
License renewal assessment, amount per spectrum block | $ / mHz					30
Frequency bands | numberOfMegahertz					1,800
National Tower Company J C S N T C
Investments in subsidiaries
Consideration paid		$ 945	₽ 70,650
Goodwill		$ 215
Gain on sale of subsidiary	$ 101
National Tower Company J C S N T C | Long Term Lease Agreement N T C
Investments in subsidiaries
Lease Term							8 years
Service Telecom Group of Companies
Investments in subsidiaries
Lease Term	8 years
Goodwill	$ 168
Right-of-use assets	101
Lease liabilities	$ 718
Lease commitments							$ 263
Banglalink Digital Communications Limited
Investments in subsidiaries
Spectrum cost										$ 115	৳ 10
Proportion of ownership interest in subsidiary							100.00%	100.00%
Banglalink Digital Communications Limited | 4 MHz Spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz										4.4	4.4
Banglalink Digital Communications Limited | 5 MHz Spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz										5	5
Banglalink Digital Communications Limited | 2100 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz										2,100	2,100
Banglalink Digital Communications Limited | 30 MHz Spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz										30.6	30.6
Banglalink Digital Communications Limited | 40 MHz Spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz										40	40
Banglalink Digital Communications Limited | 1800 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz										1,800	1,800
OTM
Investments in subsidiaries
Consideration paid						$ (16)
Proportion of ownership interest in subsidiary						67.00%